Other Operating Expenses (Components of Other Operating Expenses) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Marketing			$ 240	$ 282
Equipment			555	839
Telephone			377	449
Regulatory, professional and other consulting fees			1,706	1,681
Insurance			303	324
Amortization of intangible assets			404	428
Other expenses			1,358	1,152
Other operating expenses	$ 1,834	$ 1,287	$ 4,943	$ 5,155